Agreements with Related Parties	12 Months Ended
Dec. 31, 2016
Disclosure - Agreements With Related Parties [Abstract]
Agreements with related parties
19. Agreements with Related Parties
The Company was party to agreements with certain entities on an arm’s-length basis as follows:
Lorenz Re
In the normal course of its underwriting activities, the Company entered into reinsurance and underwriting agreements with Lorenz Re, a special purpose insurer segregated accounts company organized under the laws of Bermuda. Distinct segregated accounts are formed and capitalized within Lorenz Re on a fully collateralized basis. All transactions entered into with Lorenz Re were completed on market terms.
EXOR Nederland N.V. and Affiliates
Effective April 1, 2016, the Company entered into a Services Agreement with EXOR Nederland N.V., whereby EXOR Nederland N.V. (or its affiliates) provides certain advisory services to the Company for a fixed annual fee of €300 thousand.
After the closing of the acquisition by Exor N.V. in March 2016, the Company declared and paid to EXOR Nederland N.V. (previously Exor N.V.) common share dividends totaling $250 million.
Almacantar Group S.A.
On March 24, 2016, the Company agreed to purchase from Exor S.A. a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group S.A. (Almacantar), as well as certain financial investments, mainly third-party equity funds, based upon the net asset value of these investments. In the second quarter of 2016, the Company paid total cash consideration of approximately $741 million for these investments, $539 million of which was for Almacantar. These transactions between related parties were entered into at arms-length. At December 31, 2016 the total carrying value of these investments of $668 million were comprised of $436 million equity method valuation of Almacantar and $232 million fair value included within Other invested assets in the Consolidated Balance Sheet.

Other Agreements
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company. All transactions entered into as part of the investment portfolio were completed on market terms.